BLACKROCK VARIABLE SERIES FUNDS, INC.
BlackRock Equity Dividend V.I. Fund
(the “Fund”)

Supplement dated August 19, 2011
to the Prospectus dated May 1, 2011

The following changes are made to the Fund’s Prospectus:

The section in the Prospectus captioned “Fund Overview — Key Facts About BlackRock Equity Dividend V.I. Fund — Portfolio Managers” is deleted in its entirety and replaced with the following:

Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title

Robert M. Shearer, CFA	2010	Managing Director of BlackRock, Inc.

Kathleen M. Anderson	2001	Managing Director of BlackRock, Inc.

David J. Cassese, CFA	2011	Director of BlackRock, Inc.

The section in the Prospectus captioned “Details About the Fund — How the Fund Invests — About the Portfolio Management of the Fund” is deleted in its entirety and replaced with the following:

ABOUT THE PORTFOLIO MANAGEMENT OF THE FUND
The Fund is managed by a team of financial professionals. Robert M. Shearer, CFA, Kathleen M. Anderson and David J. Cassese, CFA are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio. Please see “Management of the Fund — Portfolio Manager Information” for additional information on the portfolio management team.

The section in the Prospectus captioned “Management of the Funds — Portfolio Manager Information —BlackRock Equity Dividend V.I. Fund” is deleted in its entirety and replaced with the following:

The Fund is managed by Robert M. Shearer, CFA, Kathleen M. Anderson and David J. Cassese, CFA, who are jointly and primarily responsible for the day-to-day management of the Fund.

Portfolio Manager	Primary Role	Since	Title and Recent Biography

Robert M. Shearer, CFA	Responsible for the day-to-day	2010	Managing Director of BlackRock, Inc. since
	management of the Fund.		2006; Managing Director of Merrill Lynch
			Investment Managers, L.P. (“MLIM”) from
			2000 to 2006.

Kathleen M. Anderson	Responsible for the day-to-day	2001	Managing Director of BlackRock, Inc. since
	management of the Fund.		2007; Director of BlackRock, Inc. in 2006;
			Director of MLIM from 2000 to 2006.

David J. Cassese, CFA	Responsible for the day-to-day	2011	Director of BlackRock, Inc. since 2011;
	management of the Fund.		Portfolio Manager of Oppenheimer Capital
			from 2005 to 2011.

Shareholders should retain this Supplement for future reference.